Net finance (income) expense (Tables)	6 Months Ended
Jun. 30, 2022
Net finance (income)/expense
Schedule of net finance expense

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Senior Secured Green and Senior Green Notes	25	24	48	24
Interest on related party borrowings	–	–	–	43
Net pension interest costs	1	1	2	2
Foreign currency translation losses	3	1	4	45
Gains on derivative financial instruments	–	(1)	–	–
Other net finance expense	5	3	8	6
Net finance expense before exceptional items	34	28	62	120
Exceptional finance (income)/expense (note 5)	(74)	(6)	(125)	51
Net finance (income)/expense	(40)	22	(63)	171